Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property, plant and equipment.
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2019
Cost	268,981	34,845	64,806	368,632
Accumulated depreciation	(53,155)	(29,688)	(39,757)	(122,600)
Net book amount	215,826	5,157	25,049	246,032
Year ended 30 June 2020
Opening net book amount	215,826	5,157	25,049	246,032
Additions	1,919	3,440	15,783	21,142
Depreciation charge	(3,280)	(2,836)	(6,619)	(12,735)
Closing net book amount	214,465	5,761	34,213	254,439
At 30 June 2020
Cost	270,900	38,222	79,741	388,863
Accumulated depreciation	(56,435)	(32,461)	(45,528)	(134,424)
Net book amount	214,465	5,761	34,213	254,439
Year ended 30 June 2021
Opening net book amount	214,465	5,761	34,213	254,439
Additions	721	3,091	1,795	5,607
Transfers	7,366	—	(7,366)	—
Depreciation charge	(3,432)	(3,507)	(6,048)	(12,987)
Closing net book amount	219,120	5,345	22,594	247,059
At 30 June 2021
Cost	278,987	38,309	73,528	390,824
Accumulated depreciation	(59,867)	(32,964)	(50,934)	(143,765)
Net book amount	219,120	5,345	22,594	247,059

Schedule of estimated useful lives of property, plant and equipment

Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4-5 years
Fixtures and fittings	7 years